Investment Securities (Net Realized Gains (Losses) on Sales of Equity Securities and Net Unrealized Gains (Losses) on Equity Securities still held) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Net gains (losses) recognized during the period	[1]	¥ 1,467,763	¥ (639,813)	¥ (278,746)
Net gains (losses) recognized during the period on equity securities sold during the period		47,775	(37,541)	(3,303)
Net unrealized gains (losses) recognized during the reporting period still held at the reporting date		¥ 1,419,988	¥ (602,272)	¥ (275,443)

[1]	Included in Investment securities gains (losses)—net.